Equity (Details) - USD ($)																																											1 Months Ended		12 Months Ended
		Dec. 08, 2023	Nov. 29, 2023	May 30, 2023	May 18, 2023	Mar. 28, 2023	Feb. 03, 2023	Jan. 20, 2023	Jan. 05, 2023	Jan. 01, 2023	Dec. 29, 2022	Dec. 28, 2022	Dec. 20, 2022	Dec. 15, 2022	Dec. 12, 2022	Dec. 05, 2022	Nov. 01, 2022	Sep. 20, 2022	Sep. 09, 2022	Sep. 01, 2022	Aug. 24, 2022	Jul. 15, 2022	Jun. 28, 2022	May 25, 2022	May 16, 2022	Jan. 28, 2022	Jan. 26, 2022	Jan. 20, 2022	Sep. 23, 2021	Sep. 08, 2021	Aug. 13, 2021	Aug. 05, 2021	Jun. 01, 2021	May 26, 2021	Mar. 01, 2021	Sep. 26, 2020	Jul. 02, 2020	Mar. 15, 2020	Nov. 28, 2019	Sep. 30, 2019	Apr. 04, 2019	Aug. 18, 2018	Mar. 24, 2023	Feb. 23, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 18, 2023	Nov. 24, 2023	Nov. 23, 2023	Nov. 22, 2023	Jun. 30, 2023	Jul. 22, 2022	May 18, 2022	Oct. 19, 2021	Feb. 18, 2021	Feb. 06, 2021	Jul. 30, 2020
Equity (Details) [Line Items]
Authorized share capital				16,666,700												16,666,700
Divided shares																10,000,000,000
Prepaid shares																																											698,301
Share par value				0.05
Share capital (in Dollars)				$ 50,000,000
Description of shareholder agreement																																													(i) a share consolidation of every eight (8) issued and unissued Class A ordinary shares with par value of $0.050 each in the Company’s issued and unissued share capital be consolidated into one (1) share with par value of $0.40 (the “Share Consolidation”); (ii) an increase in the authorized share capital of the Company from $50,000,000 divided into 125,000,000 shares of a nominal or par value of $0.40 each, to $200,000,000 divided into 500,000,000 shares of a nominal or par value of $0.40 each (the “Share Capital Increase”); (iii) a dual-class share structure of Class A and Class B ordinary shares of the Company, with each Class A and Class B ordinary share ranking pari passu and having the same rights, preferences, privileges and restrictions, except that, voting as the same class, each Class B ordinary share is entitled to thirty (30) votes and each Class A ordinary is entitled one (1) vote (the “Dual-class Share Structure”); (iv) a re-designation of 2,000,000 shares of the 500,000,000 authorized shares as Class B ordinary shares and 498,000,000 shares of the 500,000,000 authorized shares as Class A ordinary shares; (v) a re-designation of the 243,903 shares (after giving effect to the Share Consolidation) held by Mr. Stewart Lor, CEO and Chairman of the Board of the Company, as Class B ordinary shares (together with item
Cancelled shares																													1,042					14,958					240	208
Restricted shares, stock price (in Dollars)																													$ 320,000							$ 209,000				$ 164,000					$ 1,520,867
Restricted share																																						625
Stock price (in Dollars)																																						$ 358,500																$ 11,564	$ 21,394			$ 65,001
Share issued																														6,985	12,727															95,313		84,033						155				101
Investor relations advisory service																																													On January 4, 2023, March 14, 2023, March 27, 2023, April 23, 2023, June 26, 2023 and August 4, 2023, the Company issued 3,788, 12,500, 9,470, 12,626, 43,706 and 79,618 Class A ordinary shares as compensation to an advisory firm for the related investor relations advisory service.
Restricted share price (in Dollars)		$ 1,500,000	$ 1,000,000
Consulting fee expense (in Dollars)																																													$ 1,698,117	$ 649,122	$ 461,680
Share-based compensation expenses (in Dollars)																																													$ 1,474,999	$ 52,249
Fair value of shares (in Dollars)																						$ 13,080,000
Board authorized, description																																													Pursuant to the agreement, Spring Field Fund SPC shall purchase $600,000 of the Company’s Class A ordinary shares at a higher price of (i)80% of the closing bid price at May 17, 2023; or (ii) a price further negotiated and agreed by both parties upon closing; or (iii) $0.05.
Contractual term																																										10 years
Number of outstanding percentage																																					20.00%
Additional ordinary shares								83,211
Stock options						1,151,869			478,747	933	933	230,419		933			231,278	10,069					83,094	24,708				71,410				16,729														70,979
Modification expense (in Dollars)													$ 206,461												$ 137,641		$ 2,139,555
Net proceeds amount (in Dollars)							$ 111,875																			$ 56,449																					5,128,477
Net proceeds (in Dollars)					$ 600,000
Purchase of common stock (in Dollars)																																																	$ 40,000,000
Principle amount (in Dollars)																														$ 1,650,000
Conversion amount (in Dollars)																																													$ 3,128,453	$ 3,795,924	6,343,172
Sale of ordinary shares																																												30,000,000
Aggregate offering price (in Dollars)																																												$ 200,000,000
Consideration of equity interest percentage						65.00%																																					32.00%
Fair value of shares issued (in Dollars)						$ 24,078,675			$ 12,640,062																																		$ 15,906,186
Allocation of statutory reserve percentage																																													10.00%
Registered capital percentage																																													50.00%
Statutory reserve balances (in Dollars)
Other Long-Term Investments [Member]
Equity (Details) [Line Items]
Consideration of equity interest percentage																												19.99%
Long-Term Investment [Member]
Equity (Details) [Line Items]
Ordinary shares, shares issued																					23,985
Consideration of equity interest percentage												20.00%					19.00%				5.00%		15.00%
Fair value of shares issued (in Dollars)												$ 4,446,163					$ 9,058,701				$ 1,844,377		$ 6,674,772					$ 8,305,222
Warrant [Member]
Equity (Details) [Line Items]
Public offering warrants, description																																													the Company issued warrants totaling 510 units to the placement agents (the “Public Offering Warrants”). The warrants carry a term of five years and shall be exercisable at $1,320 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. As of December 31, 2023 and 2022, no warrants were exercised. weighted average remaining life of 0.26 years and 1.24 years, respectively. The fair value of this Public Offering Warrants was $356,200, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $1,200, risk free rate of 2.2%; expected term of 5 years; exercise price of the warrants of $1,320, volatility of 71.9%; and expected future dividends of nil.
Shares Issued for Consulting Services [Member]
Equity (Details) [Line Items]
Restricted shares, stock price (in Dollars)																													$ 320,000							$ 27,900			$ 171,469
Restricted Stock Units (RSUs) [Member]
Equity (Details) [Line Items]
Restricted share																						50,000
Share issued																																																					50,000
IPO [Member]
Equity (Details) [Line Items]
Initial public offering , description																																													the Board approved to issue 4,377 stock options to its employees under 2018 stock option plan with exercise price of $ 1,200 per share.
Private Placement [Member]
Equity (Details) [Line Items]
Cancelled shares																																													500,000
Purchase of ordinary shares (in Dollars)											$ 15,000,000								$ 30,000,000	$ 15,000,000
Market price percentage											96.00%								96.00%	97.00%
Net proceeds amount (in Dollars)																																														3,511,317
Net proceeds (in Dollars)																																													$ 596,504
Powerbridge Technologies Co., Ltd. [Member]
Equity (Details) [Line Items]
Equity description																																													(a) the name of the Company be changed from Powerbridge Technologies Co., Ltd. to X3 Holdings Co., Ltd., and ticker symbol of the Company be changed from “PBTS” to “XTKG” (the “Name Change”). (b) the authorized share capital of the Company be increased from $200,000,000 divided into 500,000,000 shares of a nominal or par value of $0.40 each to $2,000,000,000 divided into 5,000,000,000 ordinary shares of a nominal or par value of $0.40 each by creation of an additional 4,500,000,000 ordinary shares of a nominal or par value of US$0.40 each (the “Share Capital Increase”). (c) 18,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares be re-designated as Class B ordinary shares and 4,482,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares as Class A ordinary shares (together, the “Share Re-designation”), such the authorized share capital of the Company shall be changed to “$2,000,000,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of US$0.40 each, and (ii) 20,000,000 Class B ordinary shares of a par value of $0.40 each.”
Conversion Convertible Loan [Member]
Equity (Details) [Line Items]
Conversion amount (in Dollars)							$ 3,128,453								$ 1,534,654									$ 2,261,270
Director [Member]
Equity (Details) [Line Items]
Ordinary shares, shares outstanding																						1
Equity Option [Member]
Equity (Details) [Line Items]
Cancelled shares																																		16,729
Share-based compensation expenses (in Dollars)																																													$ 4,360,000	1,998,333
Restricted Stock Units (RSUs) [Member]
Equity (Details) [Line Items]
Share-based compensation expenses (in Dollars)																																													6,721,667	11,081,667
2018 Stock Option Plan [Member]
Equity (Details) [Line Items]
Share-based compensation expenses (in Dollars)																																														3,336,452	$ 5,873,566
Board authorized, description																																													The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 4,316 shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee.
Stock option, description																																													On April 4, 2019, the Board approved to issue 1,250 stock options to an external consultant under 2018 stock option plan with exercise price of $900 per share. These options were fully vested upon grant and will expire no later than April 3, 2029.
Stock Plan 2018 [Member]
Equity (Details) [Line Items]
Cancelled shares																																		31,687
Board approved to issue																																		292.8
Minimum [Member]
Equity (Details) [Line Items]
Divided shares				333,333,333
Cancelled shares																											7,479
stock options vesting period																																		1 year							1 year
Stock options													63.6												81.6		292.8
Minimum [Member] | Smartconn [Member]
Equity (Details) [Line Items]
Equity percentage									31.00%
Maximum [Member]
Equity (Details) [Line Items]
Divided shares				1,000,000,000
Cancelled shares																											24,208
stock options vesting period																																									3 years
Stock options													20.16												63.6		81.6
Maximum [Member] | Smartconn [Member]
Equity (Details) [Line Items]
Equity percentage									90.00%
Conversion of Convertible Notes [Member]
Equity (Details) [Line Items]
Stock options															58,257
Conversion note amount (in Dollars)																														$ 1,897,739	$ 4,445,433
White Lion Capital LLC [Member]
Equity (Details) [Line Items]
Net proceeds amount (in Dollars)																																														$ 3,519,202
White Lion Capital LLC [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Ordinary shares, shares issued																																													476,563
YA II PN, LTD. [Member]
Equity (Details) [Line Items]
Stock options																			933
A.G.P./Alliance Global [Member]
Equity (Details) [Line Items]
Stock options																																														237	6,776
Boxinrui Acquisition [Member]
Equity (Details) [Line Items]
Stock options						1,151,869
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.00166667												$ 0.00166667
Prepaid shares																9,700,000,000
Additional par value (in Dollars per share)																$ 0.00166667
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Prepaid shares																																														24,708
Ordinary shares, shares issued	[1]																																												259,464,169	1,187,498
Ordinary shares, shares outstanding	[1]																																												259,464,169	1,187,498
Restricted share																																	417		42			625							417
Share issued																																													49,319			1,260,504	130,463,140						88	242	100
Term compensation																													1 year
Additional ordinary shares								259,473
Ordinary share issued								342,684
Share price of per share (in Dollars per share)																																																	$ 0.3
Class A Ordinary Shares [Member] | Shares Issued for Consulting Services [Member]
Equity (Details) [Line Items]
Restricted share																																													42
Class A Ordinary Shares [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Share issued																																													58,333
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, shares issued	[1]																																												243,902
Ordinary shares, shares outstanding	[1]																																												243,902
YA II PN, LTD. [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Net proceeds (in Dollars)																																													$ 6,864,652
YA II PN, LTD. [Member] | Class A Ordinary Shares [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Share issued																																													1,473,634
Shareholders of Smartconn [Member]
Equity (Details) [Line Items]
Share issued																																																			53,388,709
Fair value, shares issued (in Dollars)																																																		$ 30,938,757
Shareholders of Boxinrui [Member]
Equity (Details) [Line Items]
Share issued																																																			69,141,256
Fair value, shares issued (in Dollars)																																																		$ 40,067,357

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.